1775 I Street, N.W. Washington, DC 20006-2401 +1 202 261 3300 Main +1 202 261 3333 Fax www.dechert.com

PHILIP T. HINKLE philip.hinkle@dechert.com +1 202 261 3460 Direct +1 202 261 3050 Fax

September 17, 2012

VIA EDGAR

Office of Filings, Information & Consumer Service

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:                               Form N-14 for Munder Series Trust (“Trust”) on behalf of the Munder International Fund-Core Equity (File Nos. 333-102943 and 811-21294)

Ladies and Gentlemen:

As counsel for the Trust, attached for filing via the EDGAR system is a registration statement on Form N-14 under the Securities Act of 1933, as amended (“Act”), for Munder Series Trust (“Trust”).

This Form N-14 is being filed in connection with a proposed reorganization in which the Munder International Fund-Core Equity, a series of the Trust, will acquire all of the assets of the Munder International Equity Fund, also a series of the Trust, in exchange for shares of the Munder International Fund-Core Equity and the assumption by the Munder International Fund-Core Equity of the liabilities of the Munder International Equity Fund (“Reorganization”).

Pursuant to Rule 488 under the Act, the registration statement will become effective October 17, 2012.  For the avoidance of confusion, a Form N-14 relating to the same Reorganization that was filed pursuant to Rule 488 under the Act via the EDGAR system on September 7, 2012 (File No. 333-183785) is being withdrawn by the Registrant based on a comment received by the undersigned from Edward Bartz of the Securities and Exchange Commission on September 14, 2012.

Please be advised that the Form N-14 filing includes a Form of Tax Opinion and the Trust will provide a Final Tax Opinion as supplemental correspondence upon the closing of the Reorganization.

Please call me at 202.261.3460 with any questions or comments you may have regarding the enclosed Form N-14 or if we may expedite the staff’s review in any way.

Very truly yours,

Philip T. Hinkle

cc:                                 A. Eisenbeis

J. Kanter

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